Investments in Affiliates	12 Months Ended
Dec. 31, 2022
Investments in Affiliates
Investments in Affiliates

6. Investments in Affiliates

The following table summarizes the Group’s balances of investments in affiliates:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Kunshan Jingzhao	8,480	8,520	1,235
Wanjia Win-Win	93,223	91,588	13,279
Others	10,780	15,609	2,263
Funds that the Group serves as general partner	1,289,600	1,376,103	199,516
-Gopher Transform Private Fund	108,385	104,429	15,141
-Real estate funds and real estate funds of funds	36,033	84,719	12,283
-Private equity funds of funds	1,133,336	1,175,904	170,490
-Others	11,846	11,051	1,602
Total investments in affiliates	1,402,083	1,491,820	216,293

In May 2011, the Group injected RMB4.0 million into Kunshan Jingzhao Equity Investment Management Co., Ltd (“Kunshan Jingzhao”), a newly setup joint venture, for 40% of the equity interest. Kunshan Jingzhao principally engages in real estate fund management business.

In February 2013, the Group injected RMB21.0 million into Wanjia Win-Win Assets Management Co., Ltd (“Wanjia Win-Win”), a newly setup joint venture, for 35% of the equity interest. Wanjia Win-Win principally engages in wealth management plan management business. In December 2017, the share owned by the Group had been diluted to 28%.

In the fourth quarter of 2016, the Group injected RMB150 million into Gopher Transformation Private Fund, which accounted for 48% of total actual distribution volume. The fund principally invested in a limited partnership to invest a real-estate company. Although managed by Gopher, the fund is not consolidated by the Group based on the fact that substantive kick-out rights exist which are exercisable by a simple-majority of non-related limited partners of the fund to dissolve (liquidate) the fund or remove the Group as the general partner of the fund without cause. In the year 2017, due to capital subscription by limited partners, the equity interest owned by the Group had been diluted to 35%. For the year ended December 31, 2020, the Group accepted quotation of Gopher Transformation Private Fund from an independent third party and recognized an impairment loss of RMB28,156 based on the difference between the carrying amount and the quotation. In 2021 and 2022, based on the current business plan, the Group did not recognize any further impairment loss for this fund in 2021 and 2022.

The Group invested in private equity funds of funds, real estate funds and real estate funds of funds, and other public securities funds of funds that Gopher serves as general partner or fund manager. The Group held less than 10% equity interests in these funds as a general partner. The Group accounts for these investments using the equity method of accounting due to the fact that the Group can exercise significant influence on these investees in the capacity of general partner or fund manager.

The Group recognized impairment losses totaling RMB38,214, nil and RMB476 related to investments in affiliates for the years ended December 31, 2020, 2021 and 2022, respectively, which are recorded in income from equity in affiliates in the consolidated statements of operations.

Summarized financial information

The following table shows summarized financial information relating to the balance sheets for the Group’s equity method investments assuming 100% ownership as of December 31, 2021 and 2022:

	As of December 31,
	(Amount in Thousands)
	2021	2022	2022
	RMB	RMB	US$
Balance sheet data:
Current assets	5,356,698	3,854,948	558,915
Non-current assets	32,633,598	33,600,840	4,871,664
Current liabilities	1,788,077	1,778,558	257,867
Non-current liabilities	376,544	415,555	60,250

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2020, 2021 and 2022:

	Year Ended December 31,
	(Amount in Thousands)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Operating data:
Revenue	670,878	225,559	268,654	38,951
Income (loss) from operations	72,683	(554,579)	(207,143)	(30,033)
Net realized and unrealized gains from investments	3,582,239	5,107,283	1,962,039	284,469
Net income	3,654,922	4,505,646	1,772,444	256,980